Financial Information of Parent Company	12 Months Ended
Dec. 31, 2010
Financial Information of Parent Company [Abstract]
FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31,
	2009	2010
	(In millions, except per share data.)

ASSETS
Current assets:
Cash and cash equivalents	$130.1	$14.8
Restricted cash	—	27.9
Short-term investments	200.8	—
Amounts due from related parties — current	1,219.2	1,490.4
Other current assets	0.3	0.3

Total current assets	1,550.4	1,533.4
Investments in affiliates	693.3	1,051.3
Long-term prepayments	102.9	95.3
Long-term loans to suppliers	54.7	53.0
Amounts due from related parties deemed to be financial assets	133.9	—

TOTAL ASSETS	$2,535.2	2,733.0

LIABILITIES AND EQUITY
Current liabilities:
Amounts due to related parties	$187.5	$306.0
Current portion of convertible notes	223.5	—
Other current liabilities	9.2	5.9

Total current liabilities	420.2	311.9
Convertible notes	516.9	551.2
Other non-current liabilities	—	2.2

Total liabilities	937.1	865.3
Equity:
Ordinary shares, par value $0.01, 500,000,000 shares authorized, 179,240,971 and 180,071,575 shares issued, respectively	1.8	1.8
Additional paid-in capital	1,114.7	1,134.8
Retained earnings	416.7	653.6
Other Comprehensive reserve	64.9	77.5

Total equity	1,598.1	1,867.7
Non-controlling interest	—	—
Total Equity	1,598.1	1,867.7

TOTAL LIABILITIES AND EQUITY	$2,535.2	2,733.0

FINANCIAL INFORMATION OF PARENT COMPANY

INCOME STATEMENT

	Years Ended December 31,
	2008	2009	2010
	(In millions, except per share data.)

Cost of revenues	$9.0	$9.9	$10.5
Selling expenses	0.5	—	—
General and administrative expenses	5.8	(0.5)	(0.5)
Research and development expenses	0.2	0.8	0.2

Total operating expenses	6.5	0.3	(0.3)

Loss from operations	(15.5)	(10.2)	(10.2)
Interest expense	(70.5)	(66.6)	(51.9)
Interest income	15.6	4.7	2.0
Other (expense) income, net	20.2	11.9	(7.5)

Loss before income taxes, and equity in earnings of affiliates	(50.2)	(60.2)	(67.6)
Tax expense, net	—	—	—
Equity in earnings of affiliates, net of taxes	82.6	145.8	304.5

Net income (loss) attributable to holders of ordinary shares	$32.4	$85.6	$236.9

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY AND COMPREHENSIVE INCOME

	Ordinary		Additional		Other
	Shares		Paid-in	Retained	Comprehensive	Total	Comprehensive
	Number	$	Capital	Earnings	Income	Equity	Income
	(In millions, except per share data.)

Balance at December 31, 2007	153.1	$1.53	$622.8	$298.7	$31.6	$954.6
New issuance of ADS	1.3	0.01	51.6	—	—	51.6	$—
Exercise of stock options and restricted shares	1.5	0.02	3.3	—	—	3.4	—
Adjustment for adoption of ASC470-20	—	—	140.7	(55.8)	—	84.9	(55.8)
Share based compensation	—	—	11.4	—	—	11.4
Other change in equity			—	—	31.8	31.8	31.8
Net income	—	—	—	88.2	—	88.2	88.2

Balance at December 31, 2008	155.9	$1.56	$829.8	$331.1	$63.4	$1,225.9	$64.2
New issuance of ADS	23.0	0.23	276.9			277.1	—
Exercise of stock options and restricted shares	0.3	0.01	1.4	—	—	1.4	—
Share based compensation	—	—	6.6	—	—	6.6
Other change in equity	—	—	—	—	1.5	1.5	1.5
Net income	—	—	—	85.6	—	85.6	85.6

Balance at December 31, 2009	179.2	$1.8	$1,114.7	$416.7	$64.9	$1,598.1	$87.1
Exercise of stock options and restricted shares	0.8	—	0.8	—	—	0.8
Share based compensation	—	—	14.9	—	—	14.9
Other change in equity	—	—	4.4	—	12.6	17.0	12.6
Net income	—	—	—	236.9	—	236.9	236.9

Balance at December 31, 2010	180.0	1.8	1,134.8	653.6	77.5	1,867.7	249.5

SUNTECH POWER HOLDINGS CO., LTD.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2008	2009	2010
	(In millions)

Operating activities:
Net income	$32.4	$85.6	$236.9
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of debt discount	48.9	47.5	32.0
Gain on convertible notes repurchase	(32.8)	(9.5)	—
Amortization of long-term prepayments	4.9	7.6	7.6
Equity in earnings of affiliates	(82.6)	(145.8)	(304.1)
Gain on short-term investments	—	(0.8)	—
Loss (gain) on financial derivatives, net	(2.5)	(0.8)	(0.1)
Imputed interest income for loan to suppliers and long-term prepayment to suppliers deemed to be financial assets	(8.2)	(1.2)	(1.2)
Amortization of imputed interest income	2.0	3.5	2.8
Changes in operating assets and liabilities:
Amounts due from related parties	(830.7)	(43.5)	(137.3)
Advances to suppliers	—	(0.3)	—
Other current assets	(0.1)	0.1	—
Interest free loans to suppliers	17.4	16.7	0.4
Other payables	8.9	(2.9)	(0.9)
Amounts due to related parties	93.8	25.1	118.5
Other long-term liabilities	—	2.6	—

Net cash used in operating activities	(748.6)	(16.1)	(45.4)

Investing activities:
Purchase (Proceed) of investment securities	51.1	(200.0)	(20.0)
Net proceeds from redemption of financial derivatives	(2.6)	(0.3)	(2.3)
Other net proceeds from investments	—	—	200.8
(Increase) decrease in restricted cash	(20.3)	20.3	(27.9)

Net cash (used in) provided by investing activities	28.2	(180.0)	150.6

Financing activities:
Proceeds from exercise of stock options	3.4	1.4	0.7
Gross proceeds from issuance of ordinary shares	51.6	287.5	—
Offering expense incurred	—	(10.4)	—
Proceeds from issuance of convertible notes	575.0	50.0	—
Payment of convertible notes issuance expenses	(61.0)	(0.9)	—
Payment of convertible notes repurchase	—	(159.6)	(221.2)

Net cash provided by financing activities	569.0	168.0	(220.5)

Net increase (decrease) in cash and cash equivalents	(151.4)	(28.1)	(115.3)
Cash and cash equivalents at the beginning of the year	309.6	158.2	130.1

Cash and cash equivalents at the end of the year	$158.2	$130.1	$14.8

Additional Information — Financial Statement Schedule I

Suntech Power Holding Co., LTD.

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Suntech Power’s consolidated and unconsolidated subsidiaries not available for distribution to Suntech Power as of December 31, 2010 of $791.3 million exceeded the 25% threshold. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

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